Consolidated Balance Sheets - CAD CAD in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	CAD 110,417	CAD 124,817
Accounts receivable, net (note 4)	189,658	186,681
Natural gas in storage (note 1(h))	21,625	28,502
Regulatory assets (note 7)	48,440	32,213
Prepaid expenses	26,562	18,409
Derivative instruments (note 25)	76,631	15,039
Other assets (note 12)	18,519	18,073
Assets, current, total	491,852	423,734
Property, plant and equipment, net (note 5)	4,889,946	3,877,170
Intangible assets, net (note 6)	64,989	74,477
Goodwill (note 6)	306,641	110,493
Regulatory assets (note 7)	243,524	213,102
Derivative instruments (note 25)	74,553	73,322
Long-term investments (note 8)	105,433	174,802
Deferred income taxes (note 20)	30,005	18,109
Restricted cash (note 1(f))	2,026,183	18,999
Other assets (note 12)	16,334	7,517
Assets	8,249,460	4,991,725
Current liabilities:
Accounts payable	90,592	50,428
Accrued liabilities	308,318	193,320
Dividends payable (note 17)	38,973	41,802
Regulatory liabilities (note 7)	47,769	44,167
Long-term debt (note 9)	10,075	8,945
Other long-term liabilities and deferred credits (note 13)	43,157	36,621
Other liabilities	7,665	16,593
Liabilities, current, total	546,549	391,876
Long-term debt (note 9)	3,903,340	1,477,850
Convertible debentures (note 14)	358,619	0
Regulatory liabilities (note 7)	134,965	131,180
Deferred income taxes (note 20)	288,139	175,799
Derivative instruments (note 25)	104,647	106,628
Pension and other post-employment benefits obligation (note 10)	147,845	150,094
Other long-term liabilities (note 13)	232,449	223,135
Preferred shares, Series C (note 11)	17,552	17,548
Liabilities, noncurrent, total	5,187,556	2,282,234
Redeemable non-controlling interest (note 19)	29,434	25,751
Equity:
Preferred shares (note 15(b))	213,805	213,805
Common shares (note 15(a))	1,972,203	1,808,894
Subscription receipts (note 15(a)(ii))	0	110,503
Additional paid-in capital	38,652	38,241
Deficit	(556,024)	(523,116)
Accumulated other comprehensive income (note 16)	254,927	286,737
Total equity attributable to shareholders of Algonquin Power & Utilities Corp.	1,923,563	1,935,064
Non-controlling interests (note 19)	562,358	356,800
Total equity	2,485,921	2,291,864
Commitments and contingencies (note 23)
Liabilities and equity, total	CAD 8,249,460	CAD 4,991,725